SCHEDULE OF INVESTMENTS
Ivy Small Cap Core Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Alternative Carriers – 4.7%
Vonage Holdings Corp.(A)	3,008	$34,080

Total Communication Services - 4.7%		34,080

Consumer Discretionary
Apparel Retail – 1.2%
Boot Barn Holdings, Inc.(A)	250	8,922

Casinos & Gaming – 2.2%
Red Rock Resorts, Inc., Class A	741	15,906

Education Services – 4.1%
Grand Canyon Education, Inc.(A)	257	30,087

Specialized Consumer Services – 2.3%
OneSpaWorld Holdings Ltd.(A)(B)	1,065	16,505

Total Consumer Discretionary - 9.8%		71,420

Consumer Staples
Food Retail – 0.2%
Grocery Outlet Holding Corp.(A)	32	1,047

Packaged Foods & Meats – 4.5%
Nomad Foods Ltd.(A)	1,546	33,024

Total Consumer Staples - 4.7%		34,071

Energy
Oil & Gas Exploration & Production – 1.8%
Magnolia Oil & Gas Corp.(A)	1,171	13,554

Oil & Gas Storage & Transportation – 1.2%
Scorpio Tankers, Inc.	294	8,682

Total Energy - 3.0%		22,236

Financials
Consumer Finance – 2.7%
Encore Capital Group, Inc.(A)	228	7,722
Green Dot Corp., Class A(A)	241	11,773

		19,495

Insurance Brokers – 0.9%
eHealth, Inc.(A)	74	6,389

Multi-Line Insurance – 2.4%
Kemper Corp.	200	17,270

Property & Casualty Insurance – 3.4%
Argo Group International Holdings Ltd.	175	12,995
Old Republic International Corp.	516	11,541

		24,536

Regional Banks – 5.6%
Chemical Financial Corp.	158	6,500
Webster Financial Corp.	729	34,841

		41,341

Specialized Finance – 0.7%
Thunder Bridge Acquisition Ltd., Class A(A)	530	5,524

Thrifts & Mortgage Finance – 2.6%
MGIC Investment Corp.(A)	1,441	18,939

Total Financials - 18.3%		133,494

Health Care
Health Care Equipment – 4.9%
AtriCure, Inc.(A)	283	8,443
Insulet Corp.(A)(B)	84	9,987
Integer Holdings Corp.(A)	90	7,520
Tandem Diabetes Care, Inc.(A)	155	9,994

		35,944

Health Care Services – 4.3%
Chemed Corp.	75	26,969
LHC Group, Inc.(A)	37	4,389

		31,358

Health Care Supplies – 1.0%
ICU Medical, Inc.(A)	31	7,683

Life Sciences Tools & Services – 1.2%
Adaptive Biotechnologies Corp.(A)	19	932
Cambrex Corp.(A)	116	5,430
Medpace Holdings, Inc.(A)	35	2,263

		8,625

Total Health Care - 11.4%		83,610

Industrials
Aerospace & Defense – 0.8%
Cubic Corp.	93	5,971

Airlines – 1.2%
Spirit Airlines, Inc.(A)	173	8,272

Environmental & Facilities Services – 1.6%
Clean Harbors, Inc.(A)	164	11,660

Industrial Machinery – 6.5%
Crane Co.	194	16,154
Gardner Denver Holdings, Inc.(A)	488	16,869
RBC Bearings, Inc.(A)	88	14,696

		47,719

Research & Consulting Services – 1.1%
ICF International, Inc.	112	8,148

Security & Alarm Services – 3.4%
Brink’s Co. (The)	303	24,606

Total Industrials - 14.6%		106,376

Information Technology
Application Software – 6.3%
Everbridge, Inc.(A)	148	13,227
Pluralsight, Inc., Class A(A)	496	15,036
Q2 Holdings, Inc.(A)	231	17,609

		45,872

Data Processing & Outsourced Services – 4.6%
Cardtronics plc, Class A(A)	757	20,672
EVERTEC, Inc.	407	13,321

		33,993

Internet Services & Infrastructure – 1.0%
Fastly, Inc., Class A(A)(B)	378	7,659

IT Consulting & Other Services – 2.1%
Switch, Inc., Class A(B)	1,176	15,388

Systems Software – 3.6%
PROS Holdings, Inc.(A)	412	26,068

Technology Distributors – 1.6%
Avnet, Inc.	258	11,671

Total Information Technology - 19.2%		140,651

Real Estate
Health Care REITs – 0.7%
Physicians Realty Trust	312	5,439

Hotel & Resort REITs – 1.3%
Gaylord Entertainment Co.	119	9,625

Industrial REITs – 3.5%
Americold Realty Trust	313	10,147
STAG Industrial, Inc.	502	15,174

		25,321

Retail REITs – 1.3%
Agree Realty Corp.	151	9,672

Total Real Estate - 6.8%		50,057

Utilities
Electric Utilities – 3.2%
ALLETE, Inc.	109	9,042
IDACORP, Inc.	93	9,310
Portland General Electric Co.	88	4,778

		23,130

Gas Utilities – 1.9%
ONE Gas, Inc.	154	13,874

Independent Power Producers & Energy Traders – 0.9%
Black Hills Corp.	85	6,621

Total Utilities - 6.0%		43,625

TOTAL COMMON STOCKS – 98.5%		$719,620

(Cost: $621,552)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) - 0.8%
McCormick & Co., Inc., 3.100%, 7-11-19	$4,000	3,996
Sonoco Products Co., 2.531%, 7-1-19	2,176	2,176

		6,172

Master Note - 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(D)	4,326	4,326

	Shares
Money Market Funds - 1.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (E)(F)	11,255	11,255

	Principal
United States Government Agency Obligations - 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 2.360%, 7-7-19(D)	$1,975	1,975

TOTAL SHORT-TERM SECURITIES – 3.2%		$23,728

(Cost: $23,729)

TOTAL INVESTMENT SECURITIES – 101.7%		$743,348

(Cost: $645,281)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7)%		(12,315)

NET ASSETS – 100.0%		$731,033

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $10,940 are on loan.
(C)	Rate shown is the yield to maturity at June 30, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at June 30, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$719,620	$—	$—
Short-Term Securities	11,255	12,473	—

Total	$730,875	$12,473	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$645,281

Gross unrealized appreciation	111,244
Gross unrealized depreciation	(13,177)

Net unrealized appreciation	$98,067